Other Receivables and Current Assets	6 Months Ended
Dec. 31, 2022
Other Receivables [Abstract]
OTHER RECEIVABLES AND CURRENT ASSETS

4. OTHER RECEIVABLES AND CURRENT ASSETS

Other receivables and current assets consist of the following:

	June 30, 2022	December 31, 2022
	RMB	RMB	US$

Advances to staff	855	899	130
Prepayments to service providers	5,252	4,105	595
Rental deposits	5,523	3,922	569
Income tax prepayments	2,666	-	-
Other	2	-	-
Other receivables and current assets	14,298	8,926	1,294